Cover	Oct. 27, 2026	Oct. 29, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	Ventas, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10989
Entity Tax Identification Number	61-1055020
Entity Address, Address Line One	300 North LaSalle Street, Suite 1600
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code		877
Local Phone Number	483-6827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.25 par value
Trading Symbol	VTR
Entity Central Index Key	0000740260
Amendment Flag	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Security Exchange Name	NYSE